UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04888

Dreyfus Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Ultra Short Income Fund

SEMIANNUAL REPORT May 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Ultra Short Income Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Ultra Short Income Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Patricia A. Larkin, Bernard W. Kiernan, Jr., Edward J. Von Sauers, James G. O'Connor and Thomas S. Riordan, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, Dreyfus Ultra Short Income Fund’s Class D shares produced a total return of 0.29%, Institutional shares returned 0.49%, and Class Z shares returned 0.27%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”) provided a total return of 0.26%.2

Yields of short-term debt instruments generally climbed over the reporting period when the Federal Reserve Board (the “Fed”) twice raised short-term interest rates and investors looked forward to higher levels of inflation and economic growth.

As of May 2017, Bernard W. Kiernan, Jr., Edward J. Von Sauers, James G. O’Connor and Thomas S. Riordan became portfolio managers of the fund.

The Fund’s Investment Approach

The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests in a broad range of U.S.-dollar-denominated debt securities, including money market instruments. The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time, but the fund is not a money market fund and is not subject to the maturity, quality, liquidity, and diversification requirements applicable to money market funds.

Under normal circumstances, the fund expects to maintain a dollar-weighted average portfolio maturity of 120 days or less and only buys individual securities with remaining maturities of 18 months or less. The fund only invests in securities that, at the time of purchase, are rated investment grade or in the top three short-term rating categories by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, determined to be of comparable quality by The Dreyfus Corporation. The fund concentrates its investments in the financial services industry.

The Fed Twice Raised Short-Term Interest Rates

The reporting period began just weeks after the November 2016 presidential election, which sparked a robust rally in most domestic financial markets as investors looked forward to more stimulative fiscal, tax, and regulatory policies from a new presidential administration. Consumer and business confidence continued to move higher in December, when 155,000 jobs were created and the unemployment rate ticked higher to 4.7%. The U.S. economy produced a 2.1% annualized growth rate during the fourth quarter of 2016 as declining export activity partly offset gains in consumer spending and corporate profits. Perhaps most significant, the Fed implemented a long-awaited rate hike in mid-December, raising the overnight federal funds rate by 0.25 percentage points to between 0.50% and 0.75%.

In January 2017, the economy added 216,000 new jobs, but the unemployment rate moved slightly higher to 4.8%. Meanwhile, both manufacturing and non-manufacturing activity continued to expand. Consumer confidence remained strong, but the measure moderated modestly from its peak during the final months of 2016.

February saw the addition of 232,000 jobs, a reduction in first-time claims for unemployment benefits, and a decrease in the unemployment rate to 4.7%. Corporate earnings reports generally

DISCUSSION OF FUND PERFORMANCE (continued)

exceeded analysts’ expectations, manufacturing activity expanded, and consumer and business confidence remained robust.

March brought the second rate hike from the Fed in three months. Citing a strong labor market and mounting inflationary pressures, monetary policymakers raised the target for the federal funds rate another 0.25 percentage points to between 0.75% and 1.00%. Although the unemployment rate fell to a multi-year low of 4.5%, job creation declined to an estimated 50,000 new positions during the month. U.S. economic growth slowed to an estimated 1.2% annualized rate over the first quarter of 2017, reflecting downturns in personal consumption expenditures and business inventory investment.

In April, consumer confidence moderated amid intensifying national and global political concerns, and U.S. manufacturing activity slowed. Yet, corporate earnings continued to exceed analysts’ forecasts, on average, and the labor market rebounded with 174,000 new jobs. The unemployment rate declined to 4.4%.

In May, the unemployment rate slid to 4.3%, a 16-year low, when older workers retired and the labor force shrank. Indeed, a relatively modest 138,000 new jobs were created during the month as some employers reported difficulty in finding qualified workers. Nonetheless, wage growth remained relatively modest and steady, increasing at a rate that was roughly in line with inflation.

More Rate Hikes Expected

Despite recent signs that fiscal and tax reforms may be more difficult to enact than many anticipated, investors have continued to respond positively to expectations of greater economic growth. Indeed, the Fed again raised short-term rates just two weeks after the reporting period’s end, sending the federal funds rate to between 1.00% and 1.25%. Most analysts expect the Fed to implement one or more additional increases over the remainder of 2017.

In the rising interest-rate environment, we have set the fund’s weighted average maturity in a range that is modestly shorter than the Index. In addition, we have maintained the fund’s focus on short-term, investment-grade debt instruments from well-established issuers with sound quality and liquidity characteristics.

June 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through April 1, 2018, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: FactSet — The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Ultra Short Income Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$3.00	$1.00	$2.20
Ending value (after expenses)	$1,002.90	$1,004.90	$1,002.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$3.02	$1.01	$2.22
Ending value (after expenses)	$1,021.94	$1,023.93	$1,022.74

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class D, .20% for Institutional shares and .44% for Class Z, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2017 (Unaudited)

Negotiable Bank Certificates of Deposit - 34.8%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
1.72%, 6/20/17	5,000,000	[a,b]	5,012,020
BNP Paribas (Yankee)
1.46%, 6/2/17	4,000,000	[a]	4,000,124
Canadian Imperial Bank (Yankee)
1.31%, 6/12/17	1,600,000	[b]	1,600,210
KBC Bank NV NEW YORK CDI (Yankee)
1.17%, 6/23/17	4,000,000		4,000,446
Mitsubishi UFJ (Yankee)
1.26%, 6/1/17	4,000,000	[a,b]	4,001,628
Mizuho Bank (Yankee)
1.29%, 6/5/17	4,000,000	[a,b]	4,001,664
Norinchukin Bank/NY (Yankee)
1.37%, 8/14/17	4,000,000		4,002,160
Sumitomo Mitsui Trust Bank Limited/New York (Yankee)
1.14%, 6/2/17	4,000,000	[a,b]	4,000,076
Wells Fargo Bank NA (Yankee)
1.19%, 6/8/17	4,000,000	[a]	4,001,804
Total Negotiable Bank Certificates of Deposit (cost $34,600,163)			34,620,132
Commercial Paper - 48.2%

ABN Amro Funding USA LLC
1.25%, 6/2/17	4,000,000	[b]	3,999,762
Canadian Imperial Bank of Commerce
1.32%, 6/16/17	3,000,000	[a]	3,004,395
CDP Financial Inc
1.22%, 6/8/17	4,000,000		3,999,248
Collateralized Commercial Paper II Co LLC
1.66%, 7/13/17	4,000,000	[a,b]	4,003,252
Commonwealth Bank of Australia
1.32%, 6/19/17	4,000,000	[a,b]	4,007,444
Danske Corporation
1.28%, 6/8/17	4,000,000	[b]	3,998,999
Helaba Landesbank Hessen-Thüri
1.52%, 4/2/18	4,000,000		3,952,638
Hyundai Capital America
1.23%, 6/19/17	4,000,000		3,997,488
Mondelez International
1.12%, 6/6/17	4,000,000		3,999,232
Ontario Teachers Finance Trust
1.25%, 7/20/17	5,000,000	[b]	4,993,368

Commercial Paper - 48.2% (continued)	Principal Amount ($)		Value ($)
Toronto Dominion Holdings
1.13%, 6/23/17	4,000,000		3,997,488
United Overseas Bank Ltd
1.13%, 7/10/17	4,000,000	[b]	3,995,933
Total Commercial Paper (cost $47,927,157)			47,949,247
Asset-Backed Commercial Paper - 12.0%

Alpine Securitization Ltd
1.25%, 7/31/17	4,000,000	[b]	3,992,626
ANTALIS S.A
1.50%, 10/3/17	4,000,000	[b]	3,982,458
LMA Americas LLC
1.46%, 10/10/17	4,000,000	[b]	3,981,095
Total Asset-Backed Commercial Paper (cost $11,949,749)			11,956,179
Time Deposits - 5.0%

Credit Industriel et Commercial (Grand Cayman)
0.83%, 6/1/17 (cost $5,000,000)	5,000,000		5,000,000
Registered Investment Company - .2%	Shares		Value ($)

Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $130,833)	130,833	[c]	130,833
Total Investments (cost $99,607,902)	100.2%		99,656,391
Liabilities, Less Cash and Receivables	(.2%)		(151,857)
Net Assets	100.0%		99,504,534

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities amounted to $55,570,535 or 55.85% of net assets.

c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Banking	83.0
Asset-Backed/Finance	17.0
Money Market Investment	.2
100.2

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	99,477,069	99,525,558
Affiliated issuers	130,833	130,833
Cash		59,466
Dividends and interest receivable		76,579
Receivable for shares of Beneficial Interest subscribed		28,151
Prepaid expenses		31,217
		99,851,804
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		31,545
Payable for shares of Beneficial Interest redeemed		235,216
Accrued expenses		80,509
		347,270
Net Assets ($)		99,504,534
Composition of Net Assets ($):
Paid-in capital		107,574,002
Accumulated undistributed investment income—net		392,782
Accumulated net realized gain (loss) on investments		(8,510,739)
Accumulated net unrealized appreciation (depreciation) on investments		48,489
Net Assets ($)		99,504,534

Net Asset Value Per Share	Class D	Institutional Shares	Class Z
Net Assets ($)	17,692,648	15,069,605	66,742,281
Shares Outstanding	1,756,836	1,497,170	6,624,431
Net Asset Value Per Share ($)	10.07	10.07	10.08

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Income:
Interest	637,972
Dividends from affiliated issuers	1,767
Total Income	639,739
Expenses:
Management fee—Note 3(a)	136,564
Shareholder servicing costs—Note 3(c)	86,001
Professional fees	50,318
Registration fees	29,745
Custodian fees—Note 3(c)	29,438
Distribution fees—Note 3(b)	20,868
Trustees’ fees and expenses—Note 3(d)	16,401
Prospectus and shareholders’ reports	14,165
Loan commitment fees—Note 2	1,690
Miscellaneous	9,425
Total Expenses	394,615
Less—reduction in expenses due to undertaking—Note 3(a)	(159,875)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,382)
Net Expenses	233,358
Investment Income—Net	406,381
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	703
Net unrealized appreciation (depreciation) on investments	(9,146)
Net Realized and Unrealized Gain (Loss) on Investments	(8,443)
Net Increase in Net Assets Resulting from Operations	397,938

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016[a]
Operations ($):
Investment income—net	406,381	620,966
Net realized gain (loss) on investments	703	(1,568,272)
Net unrealized appreciation (depreciation) on investments	(9,146)	624,832
Net Increase (Decrease) in Net Assets Resulting from Operations	397,938	(322,474)
Distributions to Shareholders from ($):
Investment income—net:
Class D	(49,324)	(89,065)
Institutional Shares	(86,659)	(194,073)
Class Z	(273,316)	(631,676)
Class I	-	(61,468)
Total Distributions	(409,299)	(976,282)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class D	16,071,444	4,869,453
Institutional Shares	406,162	11,053,818
Class Z	5,523,858	18,490,866
Class I	-	67,264
Distributions reinvested:
Class D	47,028	86,701
Institutional Shares	86,658	192,409
Class Z	256,457	588,891
Class I	-	49,981
Cost of shares redeemed:
Class D	(13,338,156)	(6,153,068)
Institutional Shares	(3,826,455)	(12,636,766)
Class Z	(21,482,955)	(27,008,273)
Class I	-	(11,050,378)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(16,255,959)	(21,449,102)
Total Increase (Decrease) in Net Assets	(16,267,320)	(22,747,858)
Net Assets ($):
Beginning of Period	115,771,854	138,519,712
End of Period	99,504,534	115,771,854
Undistributed investment income—net	392,782	395,700

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016[a]
Capital Share Transactions (Shares):
Class D
Shares sold	1,595,973	483,522
Shares issued for distributions reinvested	4,670	8,601
Shares redeemed	(1,324,544)	(610,384)
Net Increase (Decrease) in Shares Outstanding	276,099	(118,261)
Institutional Shares
Shares sold	40,345	1,098,747
Shares issued for distributions reinvested	8,607	19,106
Shares redeemed	(380,112)	(1,255,855)
Net Increase (Decrease) in Shares Outstanding	(331,160)	(138,002)
Class Z
Shares sold	548,402	1,836,896
Shares issued for distributions reinvested	25,464	58,428
Shares redeemed	(2,132,819)	(2,680,985)
Net Increase (Decrease) in Shares Outstanding	(1,558,953)	(785,661)
Class I
Shares sold	-	6,668
Shares issued for distributions reinvested	-	4,950
Shares redeemed	-	(1,096,119)
Net Increase (Decrease) in Shares Outstanding	-	(1,084,501)

[a]	On April 1, 2016, the existing Class I shares were exchanged for Class Y shares and Class Y shares were redesignated as Institutional shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended May 31, 2017		Year Ended November 30,
Class D Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.07	10.17	10.43	10.50	10.50
Investment Operations:
Investment income—net[b]	.03	.03	.11	.08	.00[c]
Net realized and unrealized gain (loss) on investments	.00[c]	(.07)	(.16)	.01[d]	.00[c]
Total from Investment Operations	.03	(.04)	(.05)	.09	.00[c]
Distributions:
Dividends from investment income—net	(.03)	(.06)	(.21)	(.16)	(.00)[c]
Net asset value, end of period	10.07	10.07	10.17	10.43	10.50
Total Return (%)	.29[e]	(.39)	(.52)	.85	.03[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[f]	.89	.72	.71	.79[f]
Ratio of net expenses to average net assets	.60[f]	.60	.60	.60	.60[f]
Ratio of net investment income to average net assets	.58[f]	.34	1.02	.76	.05[f]
Portfolio Turnover Rate	-	51.72	59.09	146.64	186.54
Net Assets, end of period ($ x 1,000)	17,693	14,913	16,261	28,532	4,274

a From November 15, 2013 (commencement of initial offering) to November 30, 2013.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Annualized.

See notes to financial statements.

Six Months Ended May 31, 2017		Year Ended November 30,
Institutional Shares	(Unaudited)	2016[a]	2015	2014	2013[b]
Per Share Data ($):
Net asset value, beginning of period	10.07	10.16	10.43	10.50	10.50
Investment Operations:
Investment income—net[c]	.05	.06	.13	.11	.00[d]
Net realized and unrealized gain (loss) on investments	.00[d]	(.06)	(.17)	.01[e]	.00[d]
Total from investment Operations	.05	-	(.04)	.12	.00[d]
Distributions:
Dividends from investment income—net	(.05)	(.09)	(.23)	(.19)	(.00)[d]
Net asset value, end of period	10.07	10.07	10.16	10.43	10.50
Total Return (%)	.49[f]	.05	(.37)	1.10	.03[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55[g]	.61	.45	.44	.40[g]
Ratio of net expenses to average net assets	.20[g]	.24	.35	.35	.35[g]
Ratio of net investment income to average net assets	.97[g]	.62	1.28	1.01	.30[g]
Portfolio Turnover Rate	-	51.72	59.09	146.64	186.54
Net Assets, end of period ($ x 1,000)	15,070	18,405	19,987	19,499	10

a On April 1, 2016, the existing Class I shares were exchanged for Class Y shares and Class Y shares were redesignated as Institutional shares.

b From November 15, 2013 (commencement of initial offering) to November 30, 2013.

c Based on average shares outstanding.

d Amount represents less than $.01 per share.

e In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

f Not annualized.

g Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended May 31, 2017		Year Ended November 30,
Class Z Shares	(Unaudited)	2016	2015	2014	2013[a]	2012
Per Share Data ($):
Net asset value, beginning of period	10.08	10.17	10.44	10.50	10.61	10.73
Investment Operations:
Investment income (loss)—net[b]	.04	.05	.12	.10	.00[c]	(.00)[c]
Net realized and unrealized gain (loss) on investments	.00[c]	(.07)	(.17)	.01[d]	(.05)	.00[c]
Total from Investment Operations	.04	(.02)	(.05)	.11	(.05)	.00[c]
Distributions:
Dividends from investment income—net	(.04)	(.07)	(.22)	(.17)	(.05)	(.07)
Dividends from net realized gain on investments	—	—	—	—	(.01)	(.05)
Total Distributions	(.04)	(.07)	(.22)	(.17)	(.06)	(.12)
Net asset value, end of period	10.08	10.08	10.17	10.44	10.50	10.61
Total Return (%)	.27[e]	(.16)	(.38)	.99	(.43)	.00[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[g]	.79	.65	.63	.91	.83
Ratio of net expenses to average net assets	.44[g]	.44	.47	.44	.64	.80
Ratio of net investment income (loss) to average net assets	.73[g]	.48	1.16	.92	.00[e]	(.03)
Portfolio Turnover Rate	-	51.72	59.09	146.64	186.54	167.77
Net Assets, end of period ($ x 1,000)	66,742	82,454	91,230	104,636	110,686	137,897

a The fund commenced offering multiple classes of shares on November 15, 2013. The existing shares were redesignated as Class Z shares.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Amount represents less than .01%.

g Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Ultra Short Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class D, Institutional shares and Class Z. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Institutional shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed Commercial Paper†	-	11,956,179	-	11,956,179
Commercial Paper†	-	47,949,247	-	47,949,247
Negotiable Bank Certificates of Deposit†	-	34,620,132	-	34,620,132
Registered Investment Company	130,833	-	-	130,833

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Time Deposits†	-	5,000,000	-	5,000,000

† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended May 31, 2017 were as follows:

Affiliated Investment Company	Value 11/30/2016 ($)	Purchases ($)	Sales ($)	Value 05/31/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	717,955	17,780,689	18,367,811	130,833.2

Certain affiliated investment companies may also invest in the fund. At May 31, 2017, Dreyfus Moderate Allocation Fund, an affiliate of the fund, held 743,487 Institutional shares.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $8,511,442 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. If not applied, $492,020 of the carryover expires in fiscal year 2018. The fund has $2,957,027 of post-enactment short-term capital losses and $5,062,395 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was as follows: ordinary income $976,282. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2017, there was no reduction in expenses pursuant to the Agreement.

The Dreyfus Corporation has contractually agreed to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund’s average daily net assets until April 1, 2018. The reduction in expenses, pursuant to the undertakings, amounted to $27,313 during the period ended May 31, 2017.

The Dreyfus Corporation has contractually agreed, from December 1, 2016 through April 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the total annual fund operating expenses of Class D, Institutional and Class Z shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .35% for Class D and Class Z shares and .20% for Institutional shares of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertakings, amounted to $132,562 during the period ended May 31, 2017.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of its average daily net assets. During the period ended May 31, 2017, Class D shares were charged $20,868 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2017, Class Z shares were charged $34,699 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $27,500 for transfer agency services and $1,382 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,382.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $29,438 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2017, the fund was charged $925 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $21,439, Distribution Plan fees $3,457, Shareholder Services Plan fees $9,840, custodian fees $15,000, Chief Compliance Officer fees $4,826 and transfer agency fees $5,884, which are offset against an expense reimbursement currently in effect in the amount of $28,901.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

At May 31, 2017, accumulated net unrealized appreciation on investments was $48,489, consisting of $48,791 gross unrealized appreciation and $302 gross unrealized depreciation.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on May 2, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended March 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods except for the ten-year period when the fund’s performance was above the Performance Group and Performance Universe medians. The Board also considered that the fund’s yield performance was at or above the Performance Group median for seven of the ten one-year periods ended February 28/29th, and below the Performance Universe median for six of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and the Board considered that the returns of the fund were higher than those of one of the indices for six of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee (which was zero) was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund’s average daily net assets until April 1, 2018. In addition, Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until April 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .20% for Institutional shares and .35% for Class D and Class Z shares.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus Ultra Short Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class D: DSDDX Institutional: DSYDX Class Z: DSIGX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0542SA0517

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Ultra Short Income Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)